Information about Subsidiaries (Details Textual) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 12, 2018	Jun. 28, 2019 ARS ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)	Feb. 14, 2019
Information about subsidiaries (Textual)
Agreement, description	ERSA was notified by the Federal National Criminal and Correctional Court No. 1, Secretariat No. 2 in the case entitled “Blaksley Enrique and others s / infraction art. 303 ”of the judicial intervention for a period of six months, ordering the appointment of collecting and informants overseers and decreeing their general inhibition of assets. On July 20, 2018 and subsequently, on August 10, 2018, the Company received two new notifications from the same Court in which it was ordered: 1) to transfer to the Court's account 7.36% of the income received by the company for any concept and 2) designate as representatives of the minority of 46.316% in all shareholders' meetings, board meetings, the interveners. On January 8, 2019, the Federal National Criminal and Correctional Court No. 1 decreed the preventive seizure for the purpose of confiscation of 46.31% of all value obtained from the sale and / or liquidation of the assets of the Company after deduction of taxes and any other expense. Although these measures were appealed in a timely manner, all of them are in force as of the date of these Financial Statements.
Escrow deposits		$ 60,500
Non-controlling interests			$ 204,019	$ 279,025
Restrictions, commitments and other matters in respect of subsidiaries, description			According to Law N° 19,550, 5% of the profit in each fiscal year must be separated to constitute a legal reserve until they reach legal capped amounts (20% of the nominal value of total capital).
Percentage of land usage					0.65